Related Parties and Parties-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties and Parties-In-Interest Transactions	Related-Party and Party in Interest Transactions
Participants have the ability to invest up to 20 percent of their respective plan accounts into the Plan Sponsor’s common stock. At December 31, 2025 and 2024, the Plan held 22,089 and 20,053 shares, respectively, of the Plan Sponsor’s common stock. The Plan recorded dividend income related to Plan Sponsor common stock of $16,066 and $13,247 during the years ended December 31, 2025 and 2024, respectively.
Certain Plan investments are managed by TransAmerica Retirement Solutions, LLC. TransAmerica Retirement Solutions, LLC is the recordkeeper as defined by the Plan and, therefore, these transactions qualify as party in interest transactions. Fees incurred by the Plan for the investment management services are included in net appreciation in fair value of investments, as they are paid through revenue sharing, rather than a direct payment. The Plan made direct payments to TransAmerica Retirement Solutions, LLC totaling $181,988 and $155,154 for the years ended December 31, 2025 and 2024, respectively, which were not covered by revenue sharing and are included in administrative expenses. The Plan Sponsor directly pays any other fees related to the Plan’s operations.